UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street Albany, NY (Address of principal executive offices)	12207-1002 (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Paradigm Value Fund

		Schedule of Investments
	September 30, 2013 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Agricultural Chemicals
618,275	Rentech, Inc.	$ 1,224,185	0.88%

Agriculture Production - Crops
136,839	Dole Food Company Inc. *	1,863,747	1.34%

Cable & Other Pay Television Services
94,375	Starz - Class A *	2,654,769	1.90%

Chemical & Allied Products
51,700	Innospec Inc.	2,412,322	1.73%

Computer Communications Equipment
233,125	Emulex Corporation *	1,809,050
166,778	QLogic Corp. *	1,824,551
		3,633,601	2.61%

Construction - Special Trade Contractors
148,943	Matrix Service Co. *	2,922,262	2.10%

Crude Petroleum & Natural Gas
80,243	Approach Resources Inc. *	2,108,786
168,187	Harvest Natural Resources, Inc. *	899,800
363,509	PetroQuest Energy Inc. *	1,457,671
95,685	Stone Energy Corporation *	3,103,065
		7,569,322	5.43%

Drilling Oil & Gas Wells
27,005	Atwood Oceanics Inc. *	1,486,355	1.07%

Electrical Work
53,358	EMCOR Group Inc.	2,087,899	1.50%

Electronic Components & Accessories
168,736	Vishay Intertechnology Inc.*	2,175,007	1.56%

Fire, Marine & Casualty Insurance
77,900	Aspen Insurance Holdings Limited (Bermuda)	2,826,991
78,700	Montpelier Re Holdings Ltd. (Bermuda)	2,050,135
		4,877,126	3.50%

Footwear (No Rubber)
88,600	Iconix Brand Group, Inc. *	2,944,178	2.11%

Glass & Glassware, Pressed or Blown
105,658	Libbey Inc. *	2,512,547	1.80%

Gold and Silver Ores
103,600	First Majestic Silver Corp. * (Canada)	1,228,696	0.88%

In Vitro & In Vivo Diagnostic Substances
69,090	Myriad Genetics, Inc. *	1,623,615	1.16%

Industrial Organic Chemicals
50,194	Sensient Technologies Corp.	2,403,791	1.72%

Laboratory Analytical Instruments
40,177	PerkinElmer Inc.	1,516,682	1.09%

Miscellaneous Business Credit Institution
114,075	PHH Corporation *	2,708,140	1.94%

Miscellaneous Electrical Machinery, Equipment & Supplies
13,675	Electro Scientific Industries, Inc.	159,861	0.11%

Motor Vehicle Parts & Accessories
26,950	Visteon Corporation *	2,038,498	1.46%

Oil & Gas Exploration Services
145,725	Northern Oil & Gas, Inc. *	2,102,812	1.51%

Oil & Gas Field Services, NEC
100,063	C&J Energy Services, Inc. *	2,009,265	1.44%

Operative Builders
47,350	Meritage Homes Corporation *	2,033,683
80,849	M/I Homes, Inc. *	1,667,106
		3,700,789	2.66%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
166,861	Symmetry Medical, Inc. *	1,361,586	0.98%

Precious Metal Mining
275,180	Richmont Mines Inc. *	390,756	0.28%

Radio & TV Broadcasting & Communications Equipment
27,683	Loral Space & Communications Inc.	1,874,970	1.35%

Retail - Apparel & Accessory Stores
138,200	Express Inc. *	3,260,138
86,731	The Men's Wearhouse, Inc.	2,953,191
		6,213,329	4.46%

Retail - Family Clothing Stores
102,286	American Eagle Outfitters, Inc.	1,430,981	1.03%

Retail - Miscellaneous Retail
121,817	EZCORP Inc. Class A *	2,055,053	1.47%

Retail - Retail Stores, NEC
64,350	IAC/InterActiveCorp.	3,518,014	2.52%

Retail - Shoe Stores
81,966	Foot Locker, Inc.	2,781,926	2.00%

Rubber & Plastics Footwear
35,925	Deckers Outdoor Corporation *	2,368,176	1.70%

Savings Institution, Federally Chartered
46,778	United Financial Bancorp	756,400
89,100	Viewpoint Financial Group	1,841,697
		2,598,097	1.86%

Savings Institutions, Not Federally Chartered
107,000	Rockville Financial, Inc.	1,391,000	1.00%

Semiconductors & Related Devices
85,515	Kulicke & Soffa Industries Inc. * (Singapore)	987,698
141,600	Microsemi Corporation *	3,433,800
503,599	TriQuint Semiconductor, Inc. *	4,089,224
		8,510,722	6.11%

Services - Business Services
94,875	Lender Processing Services, Inc.	3,156,491
324,600	Premiere Global Services Inc. *	3,233,016
		6,389,507	4.58%

Services - Computer Integrated Systems Design
169,041	Convergys Corp.	3,169,519
51,269	Verint Systems Inc. *	1,900,029
		5,069,548	3.64%

Services - Computer Processing & Data Preparation
198,785	Demand Media, Inc. *	1,256,321	0.90%

Services - Help Supply Services
70,675	Kelly Services, Inc.	1,376,042
78,119	Kforce Inc. *	1,381,925
		2,757,967	1.98%

Services - Hospitals
31,150	Magellan Health Services Inc. *	1,867,754
16,938	MEDNAX, Inc. *	1,700,575
		3,568,329	2.56%

Services - Motion Picture Theaters
187,241	Regal Entertainment Group Class A	3,553,834	2.55%

Services - Prepackaged Software
81,915	Progress Software Corporation *	2,117,503	1.52%

Special Industry Machinery, NEC
223,155	Brooks Automation, Inc.	2,077,573	1.49%

Telegraph & Other Message Communications
69,797	j2 Global, Inc.	3,456,347	2.48%

Transportation Services
62,708	GATX Corp.	2,979,884	2.14%

Wholesale - Lumber & Other Construction Materials
47,860	Boise Cascade Holdings, L.L.C. *	1,289,827	0.93%

Wholesale - Machinery, Equipment & Supplies
66,000	Applied Industrial Technologies	3,399,000	2.44%

Total for Common Stocks (Cost $90,049,026)		$ 130,265,719	93.46%

REAL ESTATE INVESTMENT TRUSTS
192,279	MFA Financial, Inc.	1,432,479
53,995	Mid-America Apartment Communities Inc.	3,374,687
59,963	Walter Investment Management Corp. *	2,370,937
Total for Real Estate Investment Trusts (Cost $5,396,563)		7,178,103	5.14%

MONEY MARKET FUNDS
50,301	SEI Daily Income Treasury Government CL B 0.02% **	50,301	0.04%
(Cost $50,301)

Total Investment Securities		137,494,123	98.64%
	(Cost $95,495,890)

Other Assets in Excess of Liabilities		1,889,355	1.36%

Net Assets		$ 139,383,478	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2013.

See accompanying notes to Schedules of Investments

Paradigm Select Fund

		Schedule of Investments
		September 30, 2013 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
4,602	Dole Food Company Inc. *	$ 62,679	0.74%

Aircraft & Parts
1,150	Triumph Group, Inc.	80,753	0.96%

Cable & Other Pay Television Services
5,795	Starz - Class A *	163,013	1.93%

Chemical & Allied Products
1,400	Innospec Inc.	65,324
3,700	Olin Corp.	85,359
		150,683	1.78%

Computer Communications Equipment
15,075	Emulex Corporation *	116,982
7,225	QLogic Corp. *	79,041
		196,023	2.33%

Construction - Special Trade Contractors
5,575	Matrix Service Co. *	109,382	1.29%

Crude Petroleum & Natural Gas
5,375	Approach Resources Inc. *	141,255
5,850	Midstates Petroleum Company, Inc. *	30,010
14,050	PetroQuest Energy Inc. *	56,341
4,175	Stone Energy Corporation *	135,395
1,750	Whiting Petroleum Corp. *	104,738
		467,739	5.54%

Electrical Work
1,925	EMCOR Group Inc.	75,325	0.89%

Electromedical & Electrotherapeutic Apparatus
5,375	Masimo Corporation	143,190	1.69%

Electronic Components & Accessories
9,660	Vishay Intertechnology Inc. *	124,517	1.47%

Fire, Marine & Casualty Insurance
359	Alleghany Corporation *	147,064
2,825	American Financial Group Inc.	152,720
4,450	Aspen Insurance Holdings Limited (Bermuda)	161,491
3,525	Montpelier Re Holdings Ltd. (Bermuda)	91,826
		553,101	6.55%

Footwear (No Rubber)
3,125	Iconix Brand Group, Inc. *	103,844	1.23%

Gold and Silver Ores
5,050	First Majestic Silver Corp * (Canada)	59,893	0.71%

In Vitro & In Vivo Diagnostic Substances
4,075	Myriad Genetics, Inc. *	95,763	1.13%

Industrial Organic Chemicals
1,800	Sensient Technologies Corporation	86,202
1,475	Westlake Chemical Corp.	154,373
		240,575	2.86%

Iron & Steel Foundries
750	Precision Castparts Corp.	170,430	2.02%

Laboratory Analytical Instruments
1,475	PerkinElmer Inc.	55,681	0.66%

Machine Tools, Metal Cutting Types
2,900	Kennametal Inc.	132,240	1.56%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
800	PVH Corp.	94,952	1.12%

Miscellaneous Business Credit Institution
3,750	PHH Corporation *	89,025	1.05%

Miscellaneous Manufacturing Industries
3,525	Hillenbrand, Inc.	96,479	1.14%

Motor Vehicle Parts & Accessories
1,825	Visteon Corporation *	138,043	1.63%

Operative Builders
3,125	Meritage Homes Corporation *	134,219
5,300	M/I Homes, Inc. *	109,286
		243,505	2.88%

Petroleum Refining
4,625	Western Refining, Inc.	138,935	1.64%

Periodicals: Publishing or Publishing & Printing
4,250	Rovi Corporation *	81,473	0.96%

Plastics Products
2,125	AptarGroup Inc.	127,776	1.51%

Printed Circuit Boards
5,625	Jabil Circuit, Inc.	121,950	1.44%

Radio & TV Broadcasting & Communications Equipment
1,450	Loral Space & Communications Inc.	98,208	1.16%

Retail - Apparel & Accessory Stores
7,575	Express Inc. *	178,694
3,200	The Men's Wearhouse, Inc.	108,960
		287,654	3.40%

Retail - Family Clothing Stores
3,775	American Eagle Outfitters, Inc.	52,812	0.62%

Retail - Miscellaneous Retail
5,200	EZCORP Inc. Class A *	87,724	1.04%

Retail - Radio, TV & Consumer Electronics Stores
3,675	Best Buy Co., Inc.	137,813	1.63%

Retail - Retail Stores, NEC
2,550	IAC/InterActiveCorp.	139,408	1.65%

Retail - Shoe Stores
3,025	Foot Locker, Inc.	102,669	1.21%

Rubber & Plastics Footwear
2,750	Deckers Outdoor Corporation *	181,280	2.14%

Semiconductors & Related Devices
4,450	Kulicke & Soffa Industries Inc. * (Singapore)	51,397
6,575	Microsemi Corporation *	159,444
3,175	Skyworks Solutions, Inc. *	78,867
25,424	TriQuint Semiconductor, Inc. *	206,443
		496,151	5.87%

Services - Auto Rental & Leasing
1,500	Ryder System, Inc.	89,550	1.06%

Services - Business Services
4,950	Lender Processing Services, Inc.	164,687
8,695	Premiere Global Services Inc. *	86,602
		251,289	2.97%

Services - Computer Integrated Systems Design
6,125	Convergys Corp.	114,844
2,452	Verint Systems Inc. *	90,871
		205,715	2.44%

Services - Computer Processing & Data Preparation
7,025	Demand Media, Inc. *	44,398	0.53%

Services - Help Supply Services
4,725	Kelly Services, Inc.	91,996
5,225	Kforce Inc. *	92,430
		184,426	2.18%

Services - Hospitals
2,700	Magellan Health Services Inc. *	161,892
625	MEDNAX, Inc. *	62,750
		224,642	2.66%

Services - Motion Picture Theaters
8,100	Regal Entertainment Group Class A	153,738	1.82%

Services - Prepackaged Software
3,875	Progress Software Corporation *	100,169	1.18%

Telegraph & Other Message Communications
3,025	j2 Global, Inc.	149,798	1.77%

Telephone & Telegraph Apparatus
8,825	Polycom, Inc. *	96,369	1.14%

Transportation Services
2,750	GATX Corporation	130,680	1.55%

Wholesale - Electronic Parts & Equipment, NEC
4,600	Avnet, Inc. *	191,866	2.27%

Wholesale - Lumber & Other Construction Materials
2,950	Boise Cascade Holdings, L.L.C. *	79,502	0.94%

Wholesale - Machinery, Equipment & Supplies
3,050	Applied Industrial Technologies	157,075	1.86%

Total for Common Stocks (Cost $5,493,177)		$ 7,759,905	91.80%

REAL ESTATE INVESTMENT TRUSTS
9,975	Anworth Mortgage Asset Corp.	48,179
12,575	MFA Financial, Inc.	93,684
2,300	Mid-America Apartment Communities Inc.	143,750
3,925	Walter Investment Management Corp. *	155,195
Total for Real Estate Investment Trusts (Cost $412,371)		440,808	5.21%

Total Investment Securities		8,200,713	97.01%
	(Cost $5,905,548)

Other Assets in Excess of Liabilities		252,938	2.99%

Net Assets		$ 8,453,651	100.00%

* Non-Income Producing Securities.

See accompanying notes to Schedules of Investments

Paradigm Opportunity Fund

		Schedule of Investments
	September 30, 2013 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
6,657	Dole Food Company Inc. *	$ 90,668	1.59%

Aircraft & Parts
800	Triumph Group, Inc.	56,176	0.98%

Biological Products, (No Diagnostic Substances)
1,625	Life Technologies Corporation *	121,599	2.13%

Computer Communications Equipment
25,075	Emulex Corporation *	194,582
17,775	QLogic Corp. *	194,459
		389,041	6.82%

Construction - Special Trade Contractors
8,100	Matrix Service Co. *	158,922	2.78%

Crude Petroleum & Natural Gas
8,475	Midstates Petroleum Company, Inc. *	43,477
20,425	PetroQuest Energy Inc. *	81,904
6,075	Stone Energy Corporation *	197,012
		322,393	5.64%

Electrical Work
2,825	EMCOR Group Inc.	110,542	1.93%

Gold and Silver Ores
10,275	First Majestic Silver Corp * (Canada)	121,862	2.13%

Industrial Inorganic Chemicals
2,350	ATMI, Inc. *	62,322	1.09%

Industrial Organic Chemicals
2,650	Sensient Technologies Corporation	126,909	2.22%

Instruments For Measuring & Testing of Electricity & Electric Signals
3,500	Teradyne, Inc. *	57,820	1.01%

Laboratory Analytical Instruments
2,125	PerkinElmer Inc.	80,219	1.40%

Miscellaneous Electrical Machinery, Equipment & Supplies
12,225	Electro Scientific Industries, Inc.	142,910	2.50%

Miscellaneous Furniture & Fixtures
5,100	Hillenbrand, Inc.	139,587	2.44%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
11,800	Symmetry Medical, Inc. *	96,288	1.69%

Periodicals: Publishing or Publishing & Printing
3,100	Rovi Corporation *	59,427	1.04%

Retail - Apparel & Accessory Stores
10,975	Express Inc. *	258,900
4,675	The Men's Wearhouse, Inc.	159,184
		418,084	7.32%

Retail - Family Clothing Stores
5,425	American Eagle Outfitters, Inc.	75,896	1.33%

Retail - Miscellaneous Retail
6,525	EZCORP Inc. Class A *	110,077	1.93%

Retail - Retail Stores, NEC
3,725	IAC/InterActiveCorp.	203,646	3.56%

Retail - Shoe Stores
4,375	Foot Locker, Inc.	148,488	2.60%

Semiconductors & Related Devices
6,425	Kulicke & Soffa Industries Inc. * (Singapore)	74,209
9,625	Microsemi Corporation *	233,406
2,200	Skyworks Solutions, Inc. *	54,648
35,525	TriQuint Semiconductor, Inc. *	288,463
		650,726	11.40%

Services - Business Services
13,025	Premiere Global Services Inc. *	129,729	2.27%

Services - Computer Integrated Systems Design
8,850	Convergys Corp.	165,938	2.90%

Services - Computer Processing & Data Preparation
10,175	Demand Media, Inc. *	64,306	1.13%

Services - Hospitals
3,550	Magellan Health Services Inc. *	212,858
925	MEDNAX, Inc. *	92,870
		305,728	5.35%

Services - Motion Picture Theaters
11,775	Regal Entertainment Group Class A	223,490	3.91%

Services - Prepackaged Software
6,700	Progress Software Corporation *	173,195	3.03%

Special Industry Machinery (No Metalworking Machinery)
2,000	Kadant Inc.	67,180	1.18%

Special Industry Machinery, NEC
16,250	Brooks Automation, Inc.	151,288	2.65%

Telegraph & Other Message Communications
4,425	j2 Global, Inc.	219,126	3.84%

Telephone & Telegraph Apparatus
9,350	Polycom, Inc. *	102,102	1.79%

Total for Common Stocks (Cost $4,009,517)		$ 5,345,680	93.58%

REAL ESTATE INVESTMENT TRUSTS
3,350	Mid-America Apartment Communities Inc.	209,375
Total for Real Estate Investment Trusts (Cost $149,179)		209,375	3.66%

MONEY MARKET FUNDS
163,542	SEI Daily Income Treasury Government CL B 0.02% **	163,542	2.86%
(Cost $163,542)

Total Investment Securities		5,718,597	100.10%
	(Cost $4,322,238)

Liabilities in Excess of Other Assets		(5,486)	-0.10%

Net Assets		$ 5,713,112	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2013.

See accompanying notes to Schedules of Investments

Paradigm Micro-Cap Fund

		Schedule of Investments
	September 30, 2013 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Commercial Printing
15,000	Consolidated Graphics, Inc. *	$ 840,900	3.53%

Communications Services, NEC
40,000	Kratos Defense & Security Solutions, Inc. *	331,200	1.39%

Computer Communications Equipment
120,000	Extreme Networks, Inc. *	626,400	2.63%

Electromedical & Electrotherapeutic Apparatus
200,000	Solta Medical, Inc. *	414,000
100,000	Synergetics USA, Inc. *	455,000
		869,000	3.64%

Electronic Components & Accessories
120,000	Silicon Image, Inc. *	640,800	2.69%

Electronic Computers
30,000	Omnicell, Inc. *	710,400	2.98%

Industrial Instruments for Measurement, Display and Control
70,000	Rudolph Technologies Inc. *	798,000	3.35%

Instruments for Measuring & Testing of Electricity & Electric Signals
20,000	Cohu, Inc.	218,200
100,000	LTX-Credence Corporation *	659,000
		877,200	3.68%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
30,000	Exactech Inc. *	604,500
140,000	RTI Surgical, Inc. *	523,600
		1,128,100	4.73%

Paper Mills
15,000	KapStone Paper and Packaging Corporation	642,000	2.69%

Pharmaceutical Preparations
30,000	Nature's Sunshine Products	570,300	2.39%

Plastics Products, NEC
50,000	Entegris, Inc. *	508,000	2.13%

Printed Circuit Boards
40,000	CTS Corporation	630,800	2.65%

Radio & TV Broadcasting & Communications Equipment
80,000	Harmonic Inc. *	614,400	2.58%

Retail - Apparel & Accessory Stores
80,000	Body Central Corp. *	488,000
50,000	Gordmans Stores, Inc. *	562,500
105,000	Pacific Sunwear of California, Inc. *	316,050
41,400	Tilly’s, Inc. Class A *	600,714
		1,967,264	8.25%

Retail - Auto Dealers & Gasoline Stations
50,000	West Marine Inc. *	606,000	2.54%

Retail - Catalog & Mail-Order Houses
30,000	Insight Enterprises Inc. *	567,300	2.38%

Retail - Family Clothing Stores
20,000	Stage Stores, Inc.	384,000
26,000	Stein Mart Inc. *	356,720
		740,720	3.11%

Retail - Hobby, Toy & Game Shops
40,000	Build-A-Bear Workshop, Inc. *	279,200	1.17%

Retail - Shoe Stores
25,000	Finish Line Inc. Class A	621,750	2.61%

Retail - Women's Clothing Stores
100,000	New York & Company, Inc. *	578,000
120,000	Wet Seal Inc. Class A *	471,600
		1,049,600	4.40%

Semiconductors & Related Devices
40,000	EMCORE Corporation *	179,200
25,000	Finisar Corporation *	565,750
70,000	Photronics, Inc. *	548,800
		1,293,750	5.43%

Services - Computer Integrated Systems Design
40,000	Allscripts Healthcare Solutions, Inc. *	594,800
100,000	Dynamics Research Corp. *	760,000
		1,354,800	5.68%

Services - Personal Services
10,000	Steiner Leisure Limited * (Bahamas)	584,300	2.45%

Special Industry Machinery (No Metalworking Machinery)
15,000	Kadant Inc. *	503,850	2.11%

Special Industry Machinery, NEC
200,000	Mattson Technology, Inc. *	478,000	2.00%

Sporting & Athletic Goods, NEC
20,000	Black Diamond, Inc. *	243,200	1.02%

Steel Works, Blast Furnaces & Rolling & Finishing Materials
20,700	Insteel Industries, Inc.	333,270	1.40%

Surgical & Medical Instruments & Apparatus
284,000	Alphatec Holdings, Inc. *	559,480
30,000	Globus Medical, Inc. *	523,800
		1,083,280	4.54%

Telephone & Telegraph Apparatus
20,000	Fabrinet * (Caymen Islands)	336,800
30,000	Oplink Communications, Inc. *	564,600
		901,400	3.78%

Women's, Misses', and Juniors Outerwear
120,000	bebe stores, inc.	730,800	3.06%

Total for Common Stocks (Cost $18,661,632)		$ 23,125,984	96.99%

MONEY MARKET FUNDS
1,349,849	SEI Daily Income Treasury Government CL B 0.02% **	1,349,849	5.66%
(Cost $1,349,849)

Total Investment Securities		24,475,833	102.65%
	(Cost $20,011,481)

Liabilities in Excess of Other Assets		(630,757)	-2.65%

Net Assets		$ 23,845,076	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2013.

See accompanying notes to Schedules of Investments

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2013

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at September 30, 2013 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value Fund	Opportunity Fund	Select Fund
Cost of Investments	$95,495,890	$4,322,238	$5,905,548
Gross Unrealized Appreciation	$45,404,982	$1,564,221	$2,430,246
Gross Unrealized Depreciation	($3,406,749)	($167,862)	($135,081)
Net Unrealized Appreciation
(Depreciation) on Investments	$41,998,233	$1,396,359	$2,295,165

Micro-Cap Fund
Cost of Investments	$20,011,481
Gross Unrealized Appreciation	$4,831,908
Gross Unrealized Depreciation	($367,556)
Net Unrealized Appreciation
(Depreciation) on Investments	$4,464,352

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earning and profits resulting in the excess portion of such dividends being designated as return of capital. Annually, income or loss from the MLPs is reclassified upon receipt of the MLPs K-1s. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

SHORT SALES: A Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken on the Funds’ 2013 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and real estate investment trusts). Equity securities are carried at fair value. The market quotation used for equity securities, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of September 30, 2013:

Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$130,265,719	$0	$0	$130,265,719
Real Estate Investment Trusts	7,178,103	0	0	7,178,103
Money Market Funds	50,301	0	0	50,301
Total	$137,494,123	$0	$0	$137,494,123

Opportunity:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$5,345,680	$0	$0	$5,345,680
Real Estate Investment Trusts	209,375	0	0	209,375
Money Market Funds	163,542	0	0	163,542
Total	$5,718,597	$0	$0	$5,718,597

Select:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,759,905	$0	$0	$7,759,905
Real Estate Investment Trusts	440,808	0	0	440,808
Total	$8,200,713	$0	$0	$8,200,713

Micro-Cap:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,125,984	$0	$0	$23,125,984
Money Market Funds	1,349,849	0	0	1,349,849
Total	$24,475,833	$0	$0	$24,475,833

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any level 3 assets during the three month period ended September 30, 2013.  There were no transfers into or out of the levels during the period ended September 30, 2013.  It is the Funds’ policy to consider transfers into or out the levels as of the end of the reporting period.

The Funds did not invest in any derivative instruments during the three month period ended September 30, 2013.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/Candace King Weir

      Candace King Weir

      President

Date:                 11/21/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir

      Candace King Weir

      President

Date:                 11/21/13

By: /s/Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:            11/19/2013